Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

During the reporting periods, Agencia Cayman has two subsidiaries. Details of its subsidiaries are set out below:

Name of subsidiaries	Place of incorporation	Date of incorporation	Percentage of direct or indirect interests	Principal activities
Ping Shiang Holding Ltd (“Ping Shiang Holding”)	BVI	January 21, 2025	100.0%	Investment holding
Agencia Comercial Co., Ltd (“Agencia Taiwan”)	Taiwan	July 7, 2020	100.0%	Trading and Wholesale of whisky